Going Concern	12 Months Ended
Dec. 31, 2024
Going Concern [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

As reflected in the consolidated financial statements, the Company incurred net loss of $17,981,164 for the year ended December 31, 2024. Net cash used in operating activities was $5,352,157 for the year ended December 31, 2024. The working capital deficit was $23,745,736 as of December 31, 2024.

As of December 31, 2024, the Company was in default under a short-term loan agreement for $958,996 between Industrial Bank Co., Ltd. (“Industrial Bank”) and GIOP BJ. The term of the loan is from August 29, 2024 to August 28, 2025. Specifically, the financial covenants of the loan agreement require GIOP BJ to keep: (1) current assets of no less than RMB 25,000,000, approximately $3,424,986; (2) net assets of no less than RMB 8,000,000, approximately $1,095,996; (3) asset liability ratio of no more than 80%; and (4) current ratio of no less than 1. As of December 31, 2024, GIOP BJ was not in compliance with the above financial covenants. Industrial Bank had not requested accelerated principal repayment as of the date of this consolidated financial statement.

In addition, as of December 31, 2024, the Company was in default under two long-term loan agreements with China Construction Bank (“CCB”) Qianxinan Branch for $13,383,407 and $13,425,945, respectively. The terms of the loans are from March 8, 2024 to March 8, 2026 and June 28, 2024 to June 28, 2026, respectively. Specifically, the financial covenants of the loans require Sunrise Guizhou to maintain asset liability ratio of no more than 70% and continuous profitability during the loan period. The Company obtained written consent for a waiver of default on September 30, 2024. CCB notified the Company that the non-compliance would not result in accelerated principal repayment or the application of a default interest rate.

These adverse conditions and events raised substantial doubt about the Company’s ability to continue as a going concern. For the next 12 months from the issuance date of this report, the Company plans to continue implementing various measures to boost revenue and control cost and expenses. In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources and ability to obtain additional financial support in the future, and its operating and capital expenditure commitments. The Company intends to finance its future working capital requirements and capital expenditures from financing activities for the cash shortfalls and the negative operating cash flows. The Company expects continued capital financing through debt or equity issuances to support its working capital requirements.

As of December 31, 2024, the Company had cash, cash equivalents and restricted cash of $9,360,584. The management believes that it would be able to continue to borrow from banks based on past experiences and the Company’s good credit history when necessary.

Currently, the Company is working to improve its liquidity and capital sources primarily through cash flows from operation, debt financing, and financial support from its principal shareholder. In order to fully implement its business plans and sustain continued growth, the Company may also seek equity financing from outside investors when necessary.

On January 9, 2025, Sunrise Guizhou obtained bank loan of RMB 300,000,000, approximately $41,099,831 from CCB Qianxinan Branch with an interest rate of loan prime rate plus 0.7% for a term from January 9, 2025 to January 9, 2039. The loan was for the infrastructure construction of an additional 50,000-ton manufacturing capacity of Sunrise Guizhou.

On March 31, 2025, Sunrise Guizhou obtained bank loan of RMB 29,000,000, approximately $3,972,984 from Everbright Bank with an interest rate of 4.0% for a term from March 31, 2025 to March 30, 2026. The loan was for the expenditure on raw material and electricity.

On December 31, 2024, the shareholders of Sunrise Guizhou entered into a capital increase agreement with Jieshou Xinyang Equity Investment Fund Partnership Enterprise (Limited Partnership) (“Xinyang Partnership”), pursuant to which, Xinyang Partnership agreed to subscribe to 10% of the equity shares of Sunrise Guizhou for a total cash consideration of RMB 200,000,000, approximately $27,399,888. The payment is to be made in four installments, contingent upon the fulfillment of certain prerequisite conditions for the capital increase, as determined by Xinyang Partnership. On January 17, 2025, Sunrise Guizhou received the first installment of the subscription proceeds of RMB 50,000,000, approximately $6,826,032.

The Company can make no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Company, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and its consolidated financial statements.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.